THE DISCIPLINED GROWTH INVESTORS FUND

PORTFOLIO OF INVESTMENTS

July 31, 2021 (UNAUDITED)

		Value
	Shares	(Note 2)
COMMON STOCKS (71.66%)
COMMUNICATIONS (3.40%)
Media (3.40%)
Stamps.com, Inc. (a)	37,274	$12,179,652

TOTAL COMMUNICATIONS		12,179,652

CONSUMER DISCRETIONARY (13.89%)
Consumer Discretionary Products (5.88%)
Gentex Corp.	298,676	10,163,944
Gentherm, Inc. (a)	35,826	2,971,050
LGI Homes, Inc. (a)	17,005	2,906,155
Under Armour, Inc. , Class A(a)	244,444	4,998,880
		21,040,029

Consumer Discretionary Services (2.03%)
Royal Caribbean Cruises, Ltd. (a)	58,077	4,464,379
Strategic Education, Inc.	35,214	2,792,118
		7,256,497

Retail & Whsle - Discretionary (5.98%)
Nordstrom, Inc. (a)	71,346	2,361,553
Sleep Number Corp. (a)	72,325	7,175,363
Stitch Fix, Inc. , Class A(a)	100,309	5,408,661
TJX Cos., Inc.	93,742	6,450,387
		21,395,964

TOTAL CONSUMER DISCRETIONARY		49,692,490

ENERGY (2.92%)
Oil & Gas (2.92%)
Cabot Oil & Gas Corp.	322,602	5,161,632
Core Laboratories NV	28,475	949,926
Southwestern Energy Co. (a)	924,720	4,355,431
		10,466,989

TOTAL ENERGY		10,466,989

FINANCIALS (0.22%)
Banking (0.22%)
Cullen/Frost Bankers, Inc.	7,215	774,314

TOTAL FINANCIALS		774,314

HEALTH CARE (6.20%)
Health Care (6.20%)
Align Technology, Inc. (a)	17,156	11,937,145
Intuitive Surgical, Inc. (a)	7,037	6,976,904
Myriad Genetics, Inc. (a)	102,968	3,256,878
		22,170,927

TOTAL HEALTH CARE		22,170,927

		Value
	Shares	(Note 2)
INDUSTRIALS (11.27%)
Industrial Products (6.61%)
Cognex Corp.	101,947	$9,217,028
Graco, Inc.	43,386	3,387,579
Middleby Corp. (a)	21,241	4,067,439
Proto Labs, Inc. (a)	54,595	4,268,783
Snap-on, Inc.	12,480	2,720,391
		23,661,220

Industrial Services (4.66%)
Alarm.com Holdings, Inc. (a)	64,433	5,362,114
Deluxe Corp.	44,206	1,940,643
JetBlue Airways Corp. (a)	180,992	2,676,872
Landstar System, Inc.	30,964	4,861,348
MSC Industrial Direct Co., Inc. , Class A	20,443	1,822,902
		16,663,879

TOTAL INDUSTRIALS		40,325,099

TECHNOLOGY (33.76%)
Software & Tech Services (12.28%)
Akamai Technologies, Inc. (a)	99,689	11,954,705
Autodesk, Inc. (a)	30,657	9,844,882
IHS Markit, Ltd.	27,705	3,237,052
Intuit, Inc.	17,496	9,272,355
Open Text Corp.	92,927	4,823,841
Paychex, Inc.	42,125	4,794,668
		43,927,503

Tech Hardware & Semiconductors (21.48%)
Arista Networks, Inc. (a)	12,584	4,786,828
Dolby Laboratories, Inc. , Class A	93,629	9,091,376
Garmin, Ltd.	72,972	11,471,198
InterDigital, Inc.	37,608	2,477,991
IPG Photonics Corp. (a)	12,927	2,820,154
Microchip Technology, Inc.	31,555	4,516,152
Plantronics, Inc. (a)	114,633	3,575,403
Plexus Corp. (a)	112,755	10,184,032
Power Integrations, Inc.	91,650	8,889,133
Pure Storage, Inc. , Class A(a)	228,017	4,450,892
Super Micro Computer, Inc. (a)	209,943	7,986,232
Viasat, Inc. (a)	133,100	6,607,084
		76,856,475

TOTAL TECHNOLOGY		120,783,978

TOTAL COMMON STOCKS
(Cost $144,481,209)		$256,393,449

	Principal	Value
	Amount	(Note 2)
CORPORATE BONDS (17.96%)
COMMUNICATIONS (1.14%)
Cable & Satellite (0.28%)
Comcast Corp.
4.150% 10/15/2028	$860,000	$1,001,248

Entertainment Content (0.29%)
ViacomCBS, Inc.
3.700% 06/01/2028	910,000	1,024,275

Wireless Telecommunications Services (0.57%)
AT&T, Inc.
4.350% 03/01/2029	890,000	1,036,566
4.450% 04/01/2024	4,000	4,363

	Principal	Value
	Amount	(Note 2)
COMMUNICATIONS (continued)
Wireless Telecommunications Services (continued)
Verizon Communications, Inc.
4.329% 09/21/2028	$860,000	$1,009,975
		2,050,904

TOTAL COMMUNICATIONS		4,076,427

CONSUMER DISCRETIONARY (1.90%)
Airlines (0.23%)
Southwest Airlines Co.
3.000% 11/15/2026	756,000	815,269

Automobiles Manufacturing (0.23%)
General Motors Financial Co., Inc.
5.250% 03/01/2026	695,000	806,480

Consumer Services (0.28%)
Cintas Corp. No 2
3.700% 04/01/2027	900,000	1,013,344

Restaurants (0.29%)
McDonald’s Corp., Series MTN
6.300% 03/01/2038	715,000	1,046,913

Retail - Consumer Discretionary (0.87%)
Advance Auto Parts, Inc.
1.750% 10/01/2027	1,010,000	1,017,188
Amazon.com, Inc.
5.200% 12/03/2025	885,000	1,041,273
Lowe’s Cos., Inc.
3.650% 04/05/2029	925,000	1,048,316
		3,106,777

TOTAL CONSUMER DISCRETIONARY		6,788,783

CONSUMER STAPLES (0.51%)
Food & Beverage (0.29%)
Anheuser-Busch InBev Worldwide, Inc.
4.000% 04/13/2028	900,000	1,032,219

Mass Merchants (0.22%)
Costco Wholesale Corp.
2.750% 05/18/2024	760,000	806,932

TOTAL CONSUMER STAPLES		1,839,151

ENERGY (1.43%)
Exploration & Production (0.29%)
Burlington Resources LLC
7.400% 12/01/2031	700,000	1,047,738

Pipeline (1.14%)
Energy Transfer LP
5.250% 04/15/2029	850,000	1,014,112
Enterprise Products Operating LLC
3.125% 07/31/2029	955,000	1,042,087
MPLX LP
2.650% 08/15/2030	985,000	1,012,650
ONEOK, Inc.
4.550% 07/15/2028	870,000	1,004,324
		4,073,173

TOTAL ENERGY		5,120,911

	Principal	Value
	Amount	(Note 2)
FINANCIALS (3.92%)
Banks (0.86%)
Truist Financial Corp., Series MTN
3.875% 03/19/2029	$895,000	$1,030,058
US Bancorp, Series DMTN
3.000% 07/30/2029	950,000	1,041,550
Wells Fargo & Co., Series GMTN
4.300% 07/22/2027	885,000	1,018,407
		3,090,015

Commercial Finance (0.28%)
GATX Corp.
4.700% 04/01/2029	862,000	1,013,940

Consumer Finance (0.29%)
American Express Co.
3.125% 05/20/2026	925,000	1,015,554

Diversified Banks (0.77%)
Bank of America Corp., Series L
4.183% 11/25/2027	715,000	806,210
Citigroup, Inc.
4.300% 11/20/2026	860,000	980,104
JPMorgan Chase & Co.
4.125% 12/15/2026	860,000	979,261
		2,765,575

Financial Services (0.56%)
Morgan Stanley, Series GMTN
3.700% 10/23/2024	900,000	983,395
Northern Trust Corp.
3M US L + 1.131% 05/08/2032 (b)	930,000	1,020,524
		2,003,919

Life Insurance (0.28%)
Principal Financial Group, Inc.
3.100% 11/15/2026	920,000	1,004,595

Property & Casualty Insurance (0.29%)
American International Group, Inc.
4.250% 03/15/2029	890,000	1,037,128

Real Estate (0.59%)
Simon Property Group LP
2.450% 09/13/2029	1,010,000	1,053,092
Welltower, Inc.
4.125% 03/15/2029	905,000	1,044,145
		2,097,237

TOTAL FINANCIALS		14,027,963

HEALTH CARE (1.15%)
Health Care Facilities & Services (0.29%)
CVS Health Corp.
4.300% 03/25/2028	890,000	1,031,337

Managed Care (0.29%)
Anthem, Inc.
3.650% 12/01/2027	900,000	1,015,931

Pharmaceuticals (0.57%)
AbbVie, Inc.
4.250% 11/14/2028	880,000	1,031,268

	Principal	Value
	Amount	(Note 2)
HEALTH CARE (continued)
Pharmaceuticals (continued)
Astrazeneca Finance LLC
1.750% 05/28/2028	$1,000,000	$1,018,431
		2,049,699

TOTAL HEALTH CARE		4,096,967

INDUSTRIALS (2.39%)
Aerospace & Defense (0.48%)
Lockheed Martin Corp.
3.100% 01/15/2023	680,000	704,243
Raytheon Technologies Corp.
4.125% 11/16/2028	885,000	1,027,565
		1,731,808

Engineering & Construction (0.21%)
Fluor Corp.
4.250% 09/15/2028	725,000	749,016

Railroad (0.55%)
Burlington Northern Santa Fe LLC
3.000% 03/15/2023	2,000	2,076
3.400% 09/01/2024	875,000	946,914
Union Pacific Corp.
3.950% 09/10/2028	865,000	1,000,477
		1,949,467

Transportation & Logistics (0.59%)
FedEx Corp.
2.400% 05/15/2031	985,000	1,021,019
United Parcel Service, Inc.
6.200% 01/15/2038	715,000	1,073,886
		2,094,905

Waste & Environment Services & Equipment (0.56%)
Republic Services, Inc.
3.375% 11/15/2027	910,000	1,009,105
Waste Management, Inc.
3.150% 11/15/2027	915,000	1,010,988
		2,020,093

TOTAL INDUSTRIALS		8,545,289

MATERIALS (0.29%)
Chemicals (0.29%)
DuPont de Nemours, Inc.
4.725% 11/15/2028	860,000	1,033,576

TOTAL MATERIALS		1,033,576

TECHNOLOGY (0.22%)
Semiconductors (0.22%)
Analog Devices, Inc.
3.900% 12/15/2025	711,000	794,813

TOTAL TECHNOLOGY		794,813

UTILITIES (5.01%)
Utilities (5.01%)
Ameren Corp.
1.750% 03/15/2028	1,020,000	1,023,681
American Electric Power Co., Inc.
3.200% 11/13/2027	931,000	1,021,312

	Principal	Value
	Amount	(Note 2)
UTILITIES (continued)
Utilities (continued)
Black Hills Corp.
3.150% 01/15/2027	$930,000	$1,003,429
CenterPoint Energy, Inc.
4.250% 11/01/2028	895,000	1,039,425
CMS Energy Corp.
3.450% 08/15/2027	910,000	1,016,142
DTE Energy Co.
2.950% 03/01/2030	940,000	1,014,892
Duke Energy Corp.
3.400% 06/15/2029	940,000	1,036,851
Eastern Energy Gas Holdings LLC, Series B
3.000% 11/15/2029	915,000	985,991
Interstate Power and Light Co.
3.400% 08/15/2025	723,000	787,201
ITC Holdings Corp.
4.050% 07/01/2023	540,000	570,206
National Rural Utilities Cooperative Finance Corp.
3.400% 02/07/2028	930,000	1,034,819
NiSource, Inc.
2.950% 09/01/2029	960,000	1,032,379
PacifiCorp
5.250% 06/15/2035	762,000	1,000,112
Potomac Electric Power Co.
3.600% 03/15/2024	698,000	749,095
Public Service Electric and Gas Co.
3.200% 05/15/2029	905,000	1,012,144
Puget Energy, Inc.
3.650% 05/15/2025	725,000	784,967
Sempra Energy
3.750% 11/15/2025	699,000	769,447
Southern Co., Series 21-B
1.750% 03/15/2028	1,010,000	1,019,512
WEC Energy Group, Inc.
1.375% 10/15/2027	1,030,000	1,024,414
		17,926,019

TOTAL UTILITIES		17,926,019

TOTAL CORPORATE BONDS
(Cost $60,832,954)		$64,249,899

FOREIGN CORPORATE BONDS (1.15%)
ENERGY (0.87%)
Exploration & Production (0.29%)
Canadian Natural Resources, Ltd.
3.850% 06/01/2027	925,000	1,025,353

Pipeline (0.58%)
Enbridge, Inc.
3.700% 07/15/2027	915,000	1,021,651
TransCanada PipeLines, Ltd.
7.250% 08/15/2038	695,000	1,075,301
		2,096,952

TOTAL ENERGY		3,122,305

	Principal	Value
	Amount	(Note 2)
FINANCIALS (0.28%)
Diversified Banks (0.28%)
Royal Bank of Canada, Series GMTN
4.650% 01/27/2026	$850,000	$977,285

TOTAL FINANCIALS		977,285

TOTAL FOREIGN CORPORATE BONDS
(Cost $3,894,661)		$4,099,590

FOREIGN GOVERNMENT BONDS (0.20%)
Corp Andina de Fomento
4.375% 06/15/2022	712,000	735,649

TOTAL FOREIGN GOVERNMENT BONDS
(Cost $722,526)		$735,649

GOVERNMENT & AGENCY OBLIGATIONS (8.54%)
U.S. Treasury Notes
0.125% 04/30/2022	6,000,000	6,002,567
0.125% 12/31/2022	20,000,000	20,002,344
2.000% 12/31/2021	4,500,000	4,535,952
		30,540,863

TOTAL GOVERNMENT & AGENCY OBLIGATIONS
(Cost $30,548,143)		$30,540,863

				Value
	Yield		Shares	(Note 2)
SHORT TERM INVESTMENTS (0.37%)
MONEY MARKET FUND (0.37%)
Fidelity Investments Money Market
Government Portfolio - Class I	0.010%	(c)	1,334,138	1,334,138

TOTAL SHORT TERM INVESTMENTS
(Cost $1,334,138)				$1,334,138

TOTAL INVESTMENTS (99.88%)
(Cost $241,813,631)				$357,353,588

Other Assets In Excess Of Liabilities (0.12%)				430,110

NET ASSETS (100.00%)				$357,783,698

(a)	Non-Income Producing Security.
(b)

Floating or variable rate security. The reference rate is described below. The rate in effect as of July 31, 2021 is based on the reference rate plus the displayed spread as of the securities last reset date.

(c)	Represents the 7-day yield.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Common Abbreviations:

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited

Libor Rates:

3M US L - 3 Month LIBOR as of July 31, 2021 was 0.12%

The Disciplined Growth Investors Fund	Notes to Quarterly Portfolio of
Investments

July 31, 2021 (Unaudited)

1.	ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes The Disciplined Growth Investors Fund (the “Fund”). The Fund seeks long-term capital growth and as a secondary objective, modest income with reasonable risk.

2.	SIGNIFICANT ACCOUNTING POLICIES

The accompanying Portfolio of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Portfolio of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the Portfolio of Investments. The Fund is considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its Portfolio of Investments.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board” and the “Trustees”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security. Fixed-income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Corporate Bonds, U.S. Government & Agency, and U.S. Treasury Bonds & Notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.  Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked prices as of the close of business of that market.

The Disciplined Growth Investors Fund	Notes to Quarterly Portfolio of
Investments

July 31, 2021 (Unaudited)

When such prices or quotations are not available, or when Disciplined Growth Investors, Inc. (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The Disciplined Growth Investors Fund	Notes to Quarterly Portfolio of
Investments

July 31, 2021 (Unaudited)

The following is a summary of each input used to value the Fund as of July 31, 2021:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$256,393,449	$–	$–	$256,393,449
Corporate Bonds(a)	–	64,249,899	–	64,249,899
Foreign Corporate Bonds(a)	–	4,099,590	–	4,099,590
Foreign Government Bonds	–	735,649	–	735,649
Government & Agency Obligations	–	30,540,863	–	30,540,863
Short Term Investments	1,334,138	–	–	1,334,138
TOTAL	$257,727,587	$99,626,001	$–	$357,353,588

(a)	For detailed descriptions of the underlying industries, see the accompanying Portfolio of Investments.

For the three months ended July 31, 2021, the Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Fund uses for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund.

Epidemic and Pandemic Risk: Certain countries have been susceptible to epidemics, most recently COVID-19, which has been designated as a pandemic by world health authorities. The outbreak of such epidemics, together with any resulting restrictions on travel or quarantines imposed, could have a negative impact on the economy and business activity globally (including in the countries in which we invest), and thereby could adversely affect the performance of our investments. Furthermore, the rapid development of epidemics could preclude prediction as to their ultimate adverse impact on economic and market conditions, and, as a result, present material uncertainty and risk with respect to us and the performance of our investments.

Libor Risk: In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Plans are underway to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Funds or the Fund’s investments cannot yet be determined.